UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-04178)

Exact name of registrant as specified in charter:	Putnam American Government Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	June 30, 2017

Item 1. Schedule of Investments:

Putnam American Government Income Fund

The fund's portfolio
6/30/17 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (59.1%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (12.4%)

Government National Mortgage Association Pass-Through Certificates
6.00%, 1/15/29			$2	$2
5.00%, TBA, 7/1/47			4,000,000	4,289,375
4.50%, with due dates from 12/20/40 to 9/20/45			2,087,369	2,231,978
4.00%, with due dates from 7/20/44 to 5/20/46			8,866,435	9,564,927
3.50%, with due dates from 1/20/45 to 8/20/45			21,336,480	22,192,410
3.50%, TBA, 7/1/47			3,000,000	3,106,875
3.00%, TBA, 7/1/47			9,000,000	9,093,515

				50,479,082
U.S. Government Agency Mortgage Obligations (46.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
7.50%, 10/1/29			305,803	353,435
6.00%, 9/1/21			2,593	2,748
5.50%, with due dates from 7/1/19 to 8/1/19			40,206	41,403
4.50%, with due dates from 1/1/37 to 3/1/45			2,035,577	2,226,748
4.00%, 9/1/45			1,659,431	1,769,174
3.50%, with due dates from 8/1/43 to 5/1/47			13,557,075	13,992,786
3.00%, 3/1/43			644,238	646,528

Federal National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 2/1/36 to 5/1/41			2,003,270	2,274,860
6.00%, with due dates from 4/1/21 to 8/1/22			325,596	345,475
6.00%, TBA, 7/1/47			2,000,000	2,251,875
5.50%, with due dates from 2/1/35 to 1/1/38			3,451,631	3,836,964
5.50%, with due dates from 9/1/17 to 2/1/21			80,388	83,801
5.50%, TBA, 7/1/47			5,000,000	5,537,500
5.00%, 3/1/21			4,127	4,305
4.50%, with due dates from 3/1/39 to 5/1/45			3,208,420	3,492,785
4.50%, TBA, 7/1/47			18,000,000	19,305,000
4.00%, with due dates from 5/1/43 to 7/1/56(FWC)			14,239,305	15,111,642
4.00%, with due dates from 5/1/19 to 9/1/20			19,640	20,282
3.50%, with due dates from 10/1/42 to 6/1/56			29,922,716	30,936,834
3.50%, TBA, 8/1/47			13,000,000	13,327,539
3.50%, TBA, 7/1/47			29,000,000	29,779,375
3.00%, with due dates from 2/1/43 to 3/1/47			12,977,335	13,020,562
2.50%, TBA, 8/1/47			8,000,000	7,695,625
2.50%, TBA, 7/1/47			24,000,000	23,118,749

				189,175,995

Total U.S. government and agency mortgage obligations (cost $241,273,666)				$239,655,077

U.S. TREASURY OBLIGATIONS (22.9%)(a)
			Principal amount	Value

U.S. Treasury Bonds
7.125%, 2/15/23			$12,085,000	$15,393,930
6.25%, 8/15/23			17,682,000	21,995,579
4.50%, 8/15/39(SEG)(SEGSF)(SEGCCS)			42,774,000	55,411,044

Total U.S. treasury obligations (cost $86,121,411)				$92,800,553

MORTGAGE-BACKED SECURITIES (32.0%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (32.0%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 21.13%, 4/15/37			$230,201	$354,659
IFB Ser. 2976, Class LC, 20.171%, 5/15/35			76,660	112,169
IFB Ser. 3072, Class SM, 19.547%, 11/15/35			232,604	337,541
IFB Ser. 3249, Class PS, 18.451%, 12/15/36			99,906	139,703
IFB Ser. 3065, Class DC, 16.383%, 3/15/35			1,577,273	2,276,060
IFB Ser. 2990, Class LB, 13.984%, 6/15/34			272,549	327,538
IFB Ser. 3232, Class KS, IO, 5.141%, 10/15/36			952,510	129,184
IFB Ser. 4136, Class ES, IO, 5.091%, 11/15/42			2,813,860	396,997
IFB Ser. 4436, Class SC, IO, 4.991%, 2/15/45			4,792,481	861,209
Ser. 4122, Class TI, IO, 4.50%, 10/15/42			2,170,188	421,668
Ser. 4018, Class DI, IO, 4.50%, 7/15/41			2,965,788	421,642
Ser. 4329, Class MI, IO, 4.50%, 6/15/26			4,106,333	464,343
Ser. 4546, Class PI, IO, 4.00%, 12/15/45			5,600,593	855,211
Ser. 4601, Class IC, IO, 4.00%, 12/15/45			4,788,870	714,978
Ser. 4530, Class HI, IO, 4.00%, 11/15/45			4,411,328	677,580
Ser. 4500, Class GI, IO, 4.00%, 8/15/45			3,529,515	665,772
Ser. 4425, IO, 4.00%, 1/15/45			4,181,363	728,477
Ser. 4452, Class QI, IO, 4.00%, 11/15/44			3,167,447	617,019
Ser. 4116, Class MI, IO, 4.00%, 10/1/42			5,080,833	980,179
Ser. 4019, Class JI, IO, 4.00%, 5/15/41			3,936,290	541,633
Ser. 3996, Class IK, IO, 4.00%, 3/15/39			3,474,872	296,847
Ser. 4621, Class QI, IO, 3.50%, 10/15/46			7,097,906	1,162,566
Ser. 4165, Class AI, IO, 3.50%, 2/15/43			2,370,647	393,101
Ser. 4136, Class IQ, IO, 3.50%, 11/15/42			5,219,555	694,732
Ser. 4199, Class CI, IO, 3.50%, 12/15/37			3,295,275	248,793
Ser. 304, Class C37, IO, 3.50%, 12/15/27			2,963,209	289,951
FRB Ser. 57, Class 2A1, 3.478%, 7/25/43			890	960
Ser. 4150, Class DI, IO, 3.00%, 1/15/43			4,466,578	566,697
Ser. 4141, Class PI, IO, 3.00%, 12/15/42			3,585,978	419,129
Ser. 4158, Class TI, IO, 3.00%, 12/15/42			7,907,542	835,511
Ser. 4165, Class TI, IO, 3.00%, 12/15/42			8,719,358	893,734
Ser. 4171, Class NI, IO, 3.00%, 6/15/42			6,193,402	645,724
Ser. 4183, Class MI, IO, 3.00%, 2/15/42			2,839,579	262,661
Ser. 4201, Class JI, IO, 3.00%, 12/15/41			5,142,160	475,535
Ser. 315, PO, zero %, 9/15/43			10,772,886	8,667,093
Ser. 3835, Class FO, PO, zero %, 4/15/41			4,742,874	4,103,924
Ser. 3391, PO, zero %, 4/15/37			57,926	49,297
Ser. 3300, PO, zero %, 2/15/37			30,060	26,050
Ser. 3210, PO, zero %, 5/15/36			10,394	9,444
Ser. 3326, Class WF, zero %, 10/15/35			10,269	7,767
FRB Ser. 3117, Class AF, zero %, 2/15/36			7,839	5,953

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 32.603%, 7/25/36			168,481	306,798
IFB Ser. 05-74, Class NK, 21.419%, 5/25/35			66,413	92,890
IFB Ser. 06-8, Class HP, 20.108%, 3/25/36			204,907	320,302
IFB Ser. 07-53, Class SP, 19.741%, 6/25/37			271,800	399,910
IFB Ser. 05-122, Class SE, 18.844%, 11/25/35			305,864	412,965
IFB Ser. 08-24, Class SP, 18.824%, 2/25/38			1,422,325	1,941,593
IFB Ser. 05-75, Class GS, 16.602%, 8/25/35			197,748	257,494
IFB Ser. 05-106, Class JC, 16.353%, 12/25/35			357,228	522,390
IFB Ser. 05-83, Class QP, 14.232%, 11/25/34			88,756	108,903
IFB Ser. 11-4, Class CS, 10.468%, 5/25/40			699,835	805,695
IFB Ser. 11-123, Class KS, IO, 5.384%, 10/25/41			756,492	125,532
FRB Ser. 03-W11, Class A1, 4.404%, 6/25/33			35	36
FRB Ser. 04-W7, Class A2, 4.081%, 3/25/34			290	323
Ser. 12-118, Class PI, IO, 4.00%, 6/25/42			2,761,357	482,896
Ser. 12-96, Class PI, IO, 4.00%, 7/25/41			2,109,579	303,205
Ser. 12-62, Class MI, IO, 4.00%, 3/25/41			2,069,458	263,928
Ser. 12-104, Class HI, IO, 4.00%, 9/25/27			4,111,682	487,127
FRB Ser. 03-W14, Class 2A, 3.849%, 1/25/43			908	959
Ser. 16-70, Class QI, IO, 3.50%, 10/25/46			8,212,120	1,300,143
Ser. 15-10, Class AI, IO, 3.50%, 8/25/43			4,402,300	650,574
Ser. 12-124, Class JI, IO, 3.50%, 11/25/42			1,831,899	238,513
Ser. 13-22, Class PI, IO, 3.50%, 10/25/42			4,889,728	907,978
Ser. 12-114, Class NI, IO, 3.50%, 10/25/41			4,725,327	732,661
FRB Ser. 03-W3, Class 1A4, 3.453%, 8/25/42			1,515	1,683
FRB Ser. 04-W2, Class 4A, 3.078%, 2/25/44			629	643
Ser. 13-55, Class IK, IO, 3.00%, 4/25/43			3,006,371	329,498
Ser. 13-6, Class JI, IO, 3.00%, 2/25/43			7,708,553	855,168
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43			2,722,327	295,917
Ser. 13-8, Class NI, IO, 3.00%, 12/25/42			3,759,608	391,577
Ser. 12-145, Class TI, IO, 3.00%, 11/25/42			2,717,455	193,483
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42			2,221,250	179,921
Ser. 13-55, Class PI, IO, 3.00%, 5/25/42			4,940,466	422,015
Ser. 13-53, Class JI, IO, 3.00%, 12/25/41			3,666,350	365,535
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41			3,163,872	210,461
Ser. 13-30, Class IP, IO, 3.00%, 10/25/41			4,626,176	315,320
Ser. 13-23, Class LI, IO, 3.00%, 6/25/41			3,006,130	201,411
Ser. 14-28, Class AI, IO, 3.00%, 3/25/40			3,895,406	406,291
FRB Ser. 07-95, Class A3, 1.466%, 8/27/36			11,444,382	11,056,312
FRB Ser. 01-50, Class B1, IO, 0.404%, 10/25/41			4,596,766	54,587
Ser. 01-79, Class BI, IO, 0.299%, 3/25/45			1,036,689	9,517
Ser. 08-53, Class DO, PO, zero %, 7/25/38			165,953	151,309
Ser. 07-64, Class LO, PO, zero %, 7/25/37			31,181	28,751
Ser. 07-44, Class CO, PO, zero %, 5/25/37			69,553	57,810
Ser. 08-36, Class OV, PO, zero %, 1/25/36			24,938	21,760
FRB Ser. 88-12, Class B, zero %, 2/25/18			38	38

Government National Mortgage Association
Ser. 16-75, Class LI, IO, 6.00%, 1/20/40			3,457,658	808,228
IFB Ser. 11-81, Class SB, IO, 5.533%, 11/16/36			2,220,073	185,420
IFB Ser. 13-182, Class SP, IO, 5.488%, 12/20/43			3,640,107	684,231
IFB Ser. 11-156, Class SK, IO, 5.388%, 4/20/38			3,764,366	804,633
Ser. 15-89, Class LI, IO, 5.00%, 12/20/44			4,361,375	925,789
Ser. 14-133, Class IP, IO, 5.00%, 9/16/44			2,450,544	518,829
Ser. 14-76, IO, 5.00%, 5/20/44			3,344,656	706,801
Ser. 13-51, Class QI, IO, 5.00%, 2/20/43			3,539,255	662,092
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43			1,817,148	384,425
Ser. 13-6, Class OI, IO, 5.00%, 1/20/43			808,375	170,834
Ser. 13-16, Class IB, IO, 5.00%, 10/20/40			233,168	15,950
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40			1,970,151	416,027
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40			6,054,798	1,281,516
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39			4,459,149	948,104
Ser. 13-34, Class HI, IO, 4.50%, 3/20/43			6,068,541	1,164,736
Ser. 12-129, IO, 4.50%, 11/16/42			3,610,178	836,550
Ser. 12-91, Class IN, IO, 4.50%, 5/20/42			4,330,059	824,876
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40			1,846,932	242,558
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40			5,233,841	1,025,623
Ser. 10-35, Class DI, IO, 4.50%, 3/20/40			5,739,153	1,147,831
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40			1,641,087	328,605
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40			1,147,786	228,304
Ser. 09-121, Class CI, IO, 4.50%, 12/16/39			2,948,972	643,647
Ser. 11-81, Class PI, IO, 4.50%, 12/20/37			135,561	392
Ser. 16-69, IO, 4.00%, 5/20/46			6,181,656	990,734
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45			3,794,359	634,447
Ser. 15-94, IO, 4.00%, 7/20/45			935,228	212,133
Ser. 15-64, Class IG, IO, 4.00%, 5/20/45			4,665,623	911,243
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45			3,177,160	684,500
Ser. 15-40, IO, 4.00%, 3/20/45			2,455,166	519,167
Ser. 14-100, Class NI, IO, 4.00%, 6/20/43			6,900,557	912,254
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43			1,554,240	268,775
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42			4,156,016	742,949
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42			1,829,529	317,642
Ser. 14-104, IO, 4.00%, 3/20/42			4,705,522	813,914
Ser. 14-4, Class IK, IO, 4.00%, 7/20/39			2,156,959	210,454
Ser. 11-71, Class IK, IO, 4.00%, 4/16/39			2,810,248	304,417
Ser. 10-114, Class MI, IO, 4.00%, 3/20/39			3,362,460	259,544
Ser. 14-182, Class BI, IO, 4.00%, 1/20/39			3,212,849	517,812
Ser. 16-156, Class PI, IO, 3.50%, 11/20/46			7,970,258	1,007,576
Ser. 16-111, Class IP, IO, 3.50%, 8/20/46			9,091,855	1,151,247
Ser. 16-4, Class JI, IO, 3.50%, 1/20/46			5,787,055	908,973
Ser. 13-79, Class PI, IO, 3.50%, 4/20/43			4,189,703	632,561
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43			5,323,971	808,040
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43			2,136,973	333,731
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42			2,069,528	323,364
Ser. 12-136, IO, 3.50%, 11/20/42			4,608,166	936,476
Ser. 14-46, Class JI, IO, 3.50%, 10/20/41			2,337,752	315,071
Ser. 13-18, Class GI, IO, 3.50%, 5/20/41			2,940,424	334,032
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41			1,539,273	111,152
Ser. 14-102, Class IG, IO, 3.50%, 3/16/41			1,995,188	259,690
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40			5,718,683	785,753
Ser. 12-48, Class KI, IO, 3.50%, 12/16/39			2,138,877	201,318
Ser. 14-147, Class MI, IO, 3.50%, 7/20/39			6,602,906	407,531
Ser. 15-99, Class TI, IO, 3.50%, 4/20/39			6,989,816	665,081
Ser. 15-24, Class AI, IO, 3.50%, 12/20/37			5,699,397	734,520
Ser. 14-160, Class IB, IO, 3.00%, 11/20/40			5,040,770	418,384
Ser. 14-141, Class CI, IO, 3.00%, 3/20/40			3,462,474	294,407
Ser. 16-H13, Class IK, IO, 2.583%, 6/20/66			11,103,457	1,464,268
Ser. 15-H22, Class GI, IO, 2.575%, 9/20/65			10,099,795	1,296,814
Ser. 17-H03, Class KI, IO, 2.573%, 1/20/67			8,606,508	1,104,456
Ser. 16-H23, Class NI, IO, 2.404%, 10/20/66			8,899,761	1,137,390
Ser. 17-H04, Class BI, IO, 2.403%, 2/20/67			7,333,212	1,022,103
Ser. 16-H04, Class HI, IO, 2.362%, 7/20/65			5,776,707	605,399
Ser. 17-H08, Class GI, IO, 2.32%, 2/20/67			6,101,296	854,181
Ser. 15-H13, Class AI, IO, 2.29%, 6/20/65			8,469,380	905,165
Ser. 16-H27, Class GI, IO, 2.276%, 12/20/66			9,188,448	1,293,733
Ser. 15-H10, Class HI, IO, 2.271%, 4/20/65			12,680,814	1,204,677
Ser. 16-H07, Class PI, IO, 2.251%, 3/20/66			14,098,864	1,824,041
Ser. 17-H08, Class NI, IO, 2.194%, 3/20/67			7,659,075	916,791
Ser. 17-H06, Class MI, IO, 2.173%, 2/20/67			10,043,607	1,269,512
Ser. 16-H03, Class AI, IO, 2.165%, 1/20/66			8,697,732	907,826
FRB Ser. 15-H16, Class XI, IO, 2.128%, 7/20/65			4,379,859	468,207
Ser. 16-H24, IO, 2.096%, 9/20/66			6,891,046	831,232
Ser. 16-H17, Class DI, IO, 2.088%, 7/20/66			9,114,299	1,039,941
Ser. 16-H11, Class HI, IO, 2.082%, 1/20/66			19,399,406	2,109,685
Ser. 16-H06, Class AI, IO, 2.079%, 2/20/66			5,805,413	548,031
Ser. 16-H06, Class HI, IO, 2.061%, 2/20/66			7,640,746	726,635
Ser. 15-H24, Class HI, IO, 2.034%, 9/20/65			9,778,773	776,435
Ser. 16-H18, Class QI, IO, 2.002%, 6/20/66			8,306,597	1,043,309
Ser. 15-H25, Class BI, IO, 1.993%, 10/20/65			6,028,871	611,327
Ser. 15-H20, Class CI, IO, 1.985%, 8/20/65			14,136,497	1,525,286
Ser. 15-H04, Class AI, IO, 1.937%, 12/20/64			9,560,169	848,465
Ser. 16-H04, Class KI, IO, 1.929%, 2/20/66			10,073,249	849,930
Ser. 16-H10, Class AI, IO, 1.904%, 4/20/66			14,165,570	1,144,578
Ser. 16-H06, Class DI, IO, 1.904%, 7/20/65			9,477,842	840,685
Ser. 15-H22, Class AI, IO, 1.902%, 9/20/65			16,186,877	1,608,976
Ser. 15-H23, Class TI, IO, 1.896%, 9/20/65			8,882,195	886,443
Ser. 17-H09, IO, 1.775%, 4/20/67			6,901,556	761,242
Ser. 14-H21, Class AI, IO, 1.754%, 10/20/64			9,613,511	886,366
Ser. 17-H10, Class MI, IO, 1.725%, 4/20/67			8,271,018	813,868
Ser. 14-H25, Class BI, IO, 1.684%, 12/20/64			7,474,270	651,009
Ser. 17-H06, Class EI, 1.576%, 2/20/67			5,048,611	371,830
Ser. 16-H08, Class GI, IO, 1.434%, 4/20/66			7,803,326	505,656
FRB Ser. 11-H07, Class FI, IO, 1.236%, 2/20/61			31,361,954	1,235,661
Ser. 10-158, Class OP, PO, zero %, 12/20/40			300,000	255,774
Ser. 10-151, Class KO, PO, zero %, 6/16/37			249,384	214,685
Ser. 06-36, Class OD, PO, zero %, 7/16/36			3,290	2,775

				129,540,133

Total mortgage-backed securities (cost $128,617,211)				$129,540,133

PURCHASED SWAP OPTIONS OUTSTANDING (1.0%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

(2.214)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.214		$56,507,750	$50,857

1.495/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		67,809,300	26,446

(1.495)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.495		67,809,300	678

Citibank, N.A.

(2.124)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.124		33,904,650	476,699

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518		4,972,700	454,555

2.25/3 month USD-LIBOR-BBA/Sep-27	Sep-17/2.25		45,206,200	376,116

(2.506)/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.506		18,354,000	280,449

(2.57)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		22,603,200	226,032

(1.975)/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		22,603,200	208,175

(1.896)/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		14,512,000	175,015

(2.488)/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.488		9,177,000	162,158

2.57/3 month USD-LIBOR-BBA/Nov-22	Nov-17/2.57		22,603,200	150,763

1.975/3 month USD-LIBOR-BBA/Nov-22	Nov-17/1.975		22,603,200	144,434

1.6125/3 month USD-LIBOR-BBA/Aug-18	Aug-17/1.6125		90,412,400	113,920

1.896/3 month USD-LIBOR-BBA/Dec-22	Dec-17/1.896		14,512,000	74,011

2.34/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.34		18,354,000	24,227

2.326/3 month USD-LIBOR-BBA/Jul-47	Jul-17/2.326		9,177,000	9,911

1.9275/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.9275		33,904,650	5,425

2.08475/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.08475		22,603,100	1,582

(2.491)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.491		22,603,100	452

Credit Suisse International

2.3724/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.3724		11,387,000	142,338

(2.325)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.325		33,904,650	127,142

2.8472/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.8472		11,387,000	99,409

2.06375/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.06375		83,096,900	43,210

1.446/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.446		67,809,300	9,493

(2.7225)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.7225		67,809,300	2,034

Goldman Sachs International

2.525/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.525		11,301,600	175,062

(1.83)/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		13,743,000	130,971

1.884/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.884		67,809,300	73,912

(2.234)/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.234		56,507,750	44,641

1.83/3 month USD-LIBOR-BBA/Sep-22	Sep-17/1.83		13,743,000	28,448

1.44/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.44		67,809,300	8,137

JPMorgan Chase Bank N.A.

(2.81025)/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.81025		45,206,200	68,713

1.999/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.999		22,603,100	2,486

Total purchased swap options outstanding (cost $4,842,246)				$3,917,901

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Call)	Aug-17/$100.42		$13,000,000	$33,371

Federal National Mortgage Association 30 yr 3.50% TBA commitments (Call)	Aug-17/102.97		50,000,000	132,150

Total purchased options outstanding (cost $291,875)				$165,521

ASSET-BACKED SECURITIES (0.3%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 2.116%, 2/25/49			$1,312,000	$1,312,000

Total asset-backed securities (cost $1,312,000)				$1,312,000

SHORT-TERM INVESTMENTS (15.0%)(a)
			Principal amount/shares	Value

Interest in $275,000,000 joint tri-party repurchase agreement dated 6/30/17 with HSBC Bank USA, National Association due 7/3/17 - maturity value of $57,173,145 for an effective yield of 1.080% (collateralized by various U.S. Treasury notes and bonds with coupon rates ranging from 0.125% to 8.125% and due dates ranging from 7/31/17 to 11/15/45, valued at $280,501,996)			$57,168,000	$57,168,000

Putnam Government Money Market Fund 0.60%(AFF)		Shares	3,215,046	3,215,046

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.88%(P)		Shares	423,000	423,000

Total short-term investments (cost $60,806,046)				$60,806,046

TOTAL INVESTMENTS

Total investments (cost $523,264,455)(d)				$528,197,231

FUTURES CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	5	$768,438	Sep-17	$5,537
U.S. Treasury Bond Ultra 30 yr (Short)	1	165,875	Sep-17	(2,627)
U.S. Treasury Note 2 yr (Long)	178	38,467,469	Sep-17	(58,760)
U.S. Treasury Note 5 yr (Long)	678	79,892,766	Sep-17	(192,037)
U.S. Treasury Note 10 yr (Long)	409	$51,342,281	Sep-17	(144,603)
U.S. Treasury Note Ultra 10 yr (Long)	1	134,813	Sep-17	(182)

Total				$(392,672)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/17 (premiums $5,668,726) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.082/3 month USD-LIBOR-BBA/Jul-20	Jul-17/2.082	$22,603,100	$23
(1.728)/3 month USD-LIBOR-BBA/Jul-20	Jul-17/1.728	22,603,100	7,911
2.404/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.404	113,015,500	23,733
2.18/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.18	22,603,100	204,784
Citibank, N.A.

(1.891)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.891	22,603,100	226
(2.132)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.132	11,301,550	14,014
(2.152)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.152	22,603,100	35,487
2.291/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.291	22,603,100	53,795
2.4175/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.4175	33,904,650	58,655
(1.642)/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	45,206,200	70,974
(2.0625)/3 month USD-LIBOR-BBA/Aug-18	Aug-17/2.0625	90,412,400	98,550
1.642/3 month USD-LIBOR-BBA/Dec-19	Dec-17/1.642	45,206,200	157,318
2.132/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.132	11,301,550	160,482
(2.257)/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	22,603,200	284,574
2.152/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.152	22,603,100	287,285
2.257/3 month USD-LIBOR-BBA/Nov-27	Nov-17/2.257	22,603,200	423,132
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	22,603,100	468,562
2.204/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.204	67,809,300	553,324
Credit Suisse International

(1.8225)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.8225	67,809,300	5,425
(2.15375)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.15375	41,548,400	66,477
2.465/3 month USD-LIBOR-BBA/Jul-27	Jul-17/2.465	101,713,950	87,474
(2.5816)/3 month USD-LIBOR-BBA/Aug-37	Aug-17/2.5816	11,387,000	236,508
Goldman Sachs International

(1.674)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.674	67,809,300	678
(1.9245)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.9245	67,809,300	3,390
(1.779)/3 month USD-LIBOR-BBA/Jul-18	Jul-17/1.779	67,809,300	18,309
2.419/3 month USD-LIBOR-BBA/Aug-19	Aug-17/2.419	113,015,500	21,473
(1.563)/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	45,206,200	27,576
(2.805)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.805	11,301,600	79,902
(2.31)/3 month USD-LIBOR-BBA/Aug-27	Aug-17/2.31	11,301,600	103,410
1.563/3 month USD-LIBOR-BBA/Sep-19	Sep-17/1.563	45,206,200	116,632
JPMorgan Chase Bank N.A.

(1.799)/3 month USD-LIBOR-BBA/Jul-27	Jul-17/1.799	45,206,200	45
2.534/3 month USD-LIBOR-BBA/Oct-27	Oct-17/2.534	22,603,100	123,187
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	6,128,000	215,479

Total			$4,008,794

WRITTEN OPTIONS OUTSTANDING at 6/30/17 (premiums $291,875) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.00% TBA commitments (Put)	Aug-17/$100.42	$13,000,000	$123,656
Federal National Mortgage Association 30 yr 3.50% TBA commitments (Put)	Aug-17/102.97	50,000,000	348,650

Total			$472,306

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Bank of America N.A.

2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	$6,780,900	$(727,591)	$21,563
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	11,301,600	(226,032)	19,891
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	11,301,600	(441,893)	17,404
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	6,780,900	(239,027)	(1,627)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	11,301,600	(441,893)	(21,247)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	11,301,600	(226,032)	(30,514)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	6,780,900	(727,591)	(37,363)
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	6,780,900	(239,027)	(97,374)
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	6,780,900	612,654	195,290
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	11,301,600	434,547	53,344
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	6,780,900	612,654	39,194
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	11,301,600	434,547	(35,261)
Barclays Bank PLC

(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	11,301,600	(226,032)	19,326
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	6,780,900	(94,594)	10,510
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	11,301,600	(226,032)	(30,062)
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	6,780,900	(94,594)	(50,450)
Citibank, N.A.

(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	11,301,600	(441,893)	15,709
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	11,301,600	(441,893)	(19,665)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	11,301,600	435,112	50,631
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	11,301,600	432,851	(33,227)
Goldman Sachs International

2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,356,200	(171,220)	8,924
(2.33)/3 month USD-LIBOR-BBA/Aug-27 (Purchased)	Aug-17/2.33	33,904,650	(257,675)	2,034
(2.5975)/3 month USD-LIBOR-BBA/Aug-27 (Purchased)	Aug-17/2.5975	67,809,300	(108,495)	(4,747)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	1,356,200	(171,220)	(8,734)
2.46/3 month USD-LIBOR-BBA/Aug-27 (Written)	Aug-17/2.46	101,713,950	366,170	(10,171)
JPMorgan Chase Bank N.A.

2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	6,780,900	(946,783)	48,619
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	6,780,900	(946,783)	(178,542)
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	6,780,900	643,846	241,468
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	6,780,900	643,846	(28,615)

Total			$(2,780,073)	$156,308

TBA SALE COMMITMENTS OUTSTANDING at 6/30/17 (proceeds receivable $48,156,875) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4.00%, 7/1/47	$12,000,000	7/13/17	$12,612,186
Federal National Mortgage Association, 3.50%, 7/1/47	24,000,000	7/13/17	24,645,000
Federal National Mortgage Association, 3.00%, 7/1/47	3,000,000	7/13/17	2,996,016
Federal National Mortgage Association, 2.50%, 7/1/47	8,000,000	7/13/17	7,706,250

Total			$47,959,452

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$156,286,400	(E)	$316,161	9/20/19	1.70%	3 month USD-LIBOR-BBA	$260,055
	53,483,900	(E)	277,439	9/20/27	2.20%	3 month USD-LIBOR-BBA	793,559
	54,953,800	(E)	115,492	9/20/22	1.90%	3 month USD-LIBOR-BBA	377,017
	14,876,800	(E)	(157,550)	9/20/47	3 month USD-LIBOR-BBA	2.45%	(473,564)
	25,552,300		(339)	6/27/27	2.15%	3 month USD-LIBOR-BBA	281,703
	7,300,000		(97)	6/26/27	3 month USD-LIBOR-BBA	2.11504%	(103,834)
	11,301,550	(E)	(150)	7/13/27	2.18%	3 month USD-LIBOR-BBA	100,581
	7,566,000		(100)	6/30/27	2.1965%	3 month USD-LIBOR-BBA	51,651
	27,527,500		(104)	7/5/19	1.60431%	3 month USD-LIBOR-BBA	3,131
	27,527,500		(104)	7/5/19	1.6076%	3 month USD-LIBOR-BBA	1,273

	Total		$550,648	$1,291,572
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/17 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$1,037,725	$—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	$(3,224)
1,199,634	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	6,688
216,585	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(727)
422,129	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(241)
1,802,344	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	(6,053)
43,506	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6
935,783	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,638
404,013	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(1,532)
355,803	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,763
74,632	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	(232)
1,564,285	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	4,173
738,426	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	109
826,749	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(3,751)
62,629	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	226
1,710,556	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(7,026)
30,783,060	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(107,345)
23,394,101	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	12,595
2,444,000	—	7/3/22	(1.9225%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	(3,495)
2,444,000	—	7/3/27	2.085%	USA Non Revised Consumer Price Index- Urban (CPI-U)	6,868
2,809,000	—	7/5/22	(1.89%)	USA Non Revised Consumer Price Index- Urban (CPI-U)	767
2,809,000	—	7/5/27	2.05%	USA Non Revised Consumer Price Index- Urban (CPI-U)	(2,075)
Citibank, N.A.
775,754	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(2,705)
84,353	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(294)
Credit Suisse International
212,477	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(741)
1,207,295	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(5,477)
1,098,506	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	5,329
123,743	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	446
745,170	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	4,042
488,548	—	1/12/45	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,650
493,715	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	2,783
3,092,928	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,873
1,693,299	—	1/12/41	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(8,392)
Goldman Sachs International
1,110,564	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	165
856,717	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	127
2,848,657	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,624)
1,076,076	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	159
3,255,151	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(11,351)
2,976,845	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,597
2,976,845	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	16,597
1,589,618	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	856
597,183	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	322
637,432	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	2,263
182,661	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(104)
1,253,235	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(715)
846,724	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	456
2,177,621	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	1,172
1,016,077	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	547
80,756	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	43
215,296	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	116
423,524	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	63
1,217,074	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	180
1,960,987	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	10,933
2,189,238	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	12,206
1,934,163	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	(1,103)
2,430,462	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	13,550
1,622,051	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(7,359)
2,179,217	—	1/12/44	(3.00%) 1 month USD-LIBOR	Synthetic TRS Index 3.00% 30 year Fannie Mae pools	(5,939)
JPMorgan Chase Bank N.A.
156,045	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	773
245,668	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,218
1,621,838	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(7,358)
JPMorgan Securities LLC
1,831,830	—	1/12/44	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	8,217
13,734,012	—	1/12/42	(4.00%) 1 month USD-LIBOR	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(76,572)

Total	$—	$(111,919)

Key to holding's abbreviations
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through June 30, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $405,381,666.
(b)	The aggregate identified cost on a tax basis is $533,012,881, resulting in gross unrealized appreciation and depreciation of $5,860,697 and $10,676,347, respectively, or net unrealized depreciation of $4,815,650.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Affiliate	Fair value as of 9/30/16	Purchase Cost	Sale Proceeds	Investment Income	Shares outstanding and Fair value as of 6/30/17

Short-term investments
	Putnam Government Money Market Fund*	$ 5,000,000	$—	$ 1,784,954	$ 94,573	$ 3,215,046
	Total Short-term investments	$ 5,000,000	$—	$ 1,784,954	$ 94,573	$ 3,215,046
* Management fees incurred through investment in Putnam Government Money Market Fund have been waived by the fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $272,821,918 to cover certain derivative contracts and delayed delivery securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments, including mortgage backed securities and short-term investments with remaining maturities of 60 days or less, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts for hedging treasury term structure risk, and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, and for gaining exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $93,054 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $748,803 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $515,585 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,312,000	$—
Mortgage-backed securities	—	127,704,162	1,835,971
Purchased options outstanding	—	165,521	—
Purchased swap options outstanding	—	3,917,901	—
U.S. government and agency mortgage obligations	—	239,655,077	—
U.S. treasury obligations	—	92,800,553	—
Short-term investments	3,638,046	57,168,000	—

Totals by level	$3,638,046	$522,723,214	$1,835,971

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	(392,672)	—	—
Written options outstanding	—	(472,306)	—
Written swap options outstanding	—	(4,008,794)	—
Forward premium swap option contracts	—	156,308	—
TBA sale commitments	—	(47,959,452)	—
Interest rate swap contracts	—	740,924	—
Total return swap contracts	—	(111,919)	—

Totals by level	$(392,672)	$(51,655,239)	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Interest rate contracts	6,203,163	6,208,200

Total	$6,203,163	$6,208,200

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$90,900,000
Purchased swap option contracts (contract amount)		$884,000,000
Written TBA commitment option contracts (contract amount)		$125,100,000
Written swap option contracts (contract amount)		$1,017,300,000
Futures contracts (number of contracts)		1,000
Centrally cleared interest rate swap contracts (notional)		$305,300,000
OTC total return swap contracts (notional)		$138,700,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Total

	Assets:
	Centrally cleared interest rate swap contracts§	—	—	2,499,175	—	—	—	—	—	—	2,499,175
	OTC Total return swap contracts*#	—	37,833	—	—	29,123	76,352	—	1,991	8,217	153,516
	Forward premium swap option contracts#	346,686	29,836	—	66,340	—	10,958	—	290,087	—	743,907
	Purchased swap options#	77,981	—	—	2,883,924	423,626	461,171	—	71,199	—	3,917,901
	Purchased options#	—	—	—	—	—	—	—	165,521	—	165,521
	Repurchase agreements	—	—	—	—	—	—	57,168,000	—	—	57,168,000

	Total Assets	$424,667	$67,669	$2,499,175	$2,950,264	$452,749	$548,481	$57,168,000	$528,798	$8,217	$64,648,020

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	2,088,832	—	—		—	—	—	2,088,832
	OTC Total return swap contracts*#	—	135,701	—	2,999	14,610	28,195	—	7,358	76,572	265,435
	Forward premium swap option contracts#	223,386	80,512	—	52,892	—	23,652	—	207,157	—	587,599
	Written swap options#	236,451	—	—	2,666,378	395,884	371,370	—	338,711	—	4,008,794
	Written options#	—	—	—	—	—	—	—	472,306	—	472,306

	Total Liabilities	$459,837	$216,213	$2,088,832	$2,722,269	$410,494	$423,217	$—	$1,025,532	$76,572	$7,422,966

	Total Financial and Derivative Net Assets	$(35,170)	$(148,544)	$410,343	$227,995	$42,255	$125,264	$57,168,000	$(496,734)	$(68,355)	$57,225,054
	Total collateral received (pledged)##†	$20,000	$(111,408)	$—	$227,995	$(23,318)	$93,054	$57,168,000	$(380,859)	$—
	Net amount	$(55,170)	$(37,136)	$410,343	$—	$65,573	$32,210	$—	$(115,875)	$(68,355)

*	Excludes premiums, if any.
†	Additional collateral may be required from certain brokers based on individual agreements.
#	Covered by master netting agreement.
##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.
§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam American Government Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 25, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: August 25, 2017